Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
First Financial Bancorp 401(k) Savings Plan

EIN: 31-1042001

Plan: 002
Schedule H, line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

	Description of	Current
Identity of Issuer	Investment	Value**

Common stock
First Financial Bancorp*	Common stock	$8,549,934

Mutual funds
Alliance Bernstein	Global Bond Z Fund	101,560
The American Funds	Europacific Growth Fund	1,380,693
The American Funds	New World Fund Inc.	1,170,976
Fidelity Investments	Inflation Protected Bond Index Fund	1,064,634
Fidelity Investments	Total International Index Fund	3,156,868
Fidelity Investments	US Bond Index	15,926,990
Fidelity Investments	500 Index Fund	29,150,455
MFS Investment Management	Value Fund	16,777,392
PGIM Investments	High Yield Fund	15,167,659
PGIM Investments	Total Return Bond Fund	984,236
T. Rowe Price Funds	US Small-Cap Growth Equity Fund	7,432,977
Total mutual funds		92,314,440

Pooled separate accounts
Principal Life Insurance Company*	Real Estate Securities Separate Account-Z	637,562
Principal Life Insurance Company*	Lifetime Strategic Income Separate Account-Z	72,142
Principal Life Insurance Company*	2015 Separate Account-Z	913
Principal Life Insurance Company*	2020 Separate Account-Z	21,852
Principal Life Insurance Company*	2025 Separate Account-Z	138,332
Principal Life Insurance Company*	2030 Separate Account-Z	2,601,263
Principal Life Insurance Company*	2035 Separate Account-Z	1,704,195
Principal Life Insurance Company*	2040 Separate Account-Z	1,585,811
Principal Life Insurance Company*	2045 Separate Account-Z	608,854
Principal Life Insurance Company*	2050 Separate Account-Z	1,037,935
Principal Life Insurance Company*	2055 Separate Account-Z	1,362,484
Principal Life Insurance Company*	2060 Separate Account-Z	743,676
Principal Life Insurance Company*	2065 Separate Account-Z	545,645
Principal Life Insurance Company*	2070 Separate Account-Z	237,957
Principal Life Insurance Company*	Blue Chip Separate Account-Z	19,873,125
Principal Life Insurance Company*	MidCap S&P 400 Index Separate Account-Z	10,377,696
Principal Life Insurance Company*	SmallCap S&P 600 Index Separate Account-Z	2,450,624

	Description of	Current
Identity of Issuer	Investment	Value**

Principal Life Insurance Company*	SmallCap Value II Separate Account-Z	7,464,626
Principal Life Insurance Company*	Overseas Separate Account-Z	22,100,283
Total pooled separate accounts		73,564,975

Investment contract-at contract value
Principal Life Insurance Company*	Fixed Income Guaranteed Option	32,674,573

Total investments		207,103,922

Participant loans*	Principal loan amount, interest rates of 4.25% - 9.50% with varied maturities through March 2035	1,982,545

Total assets (held at end of year)		$209,086,467

* Represents a party-in-interest to the Plan
** Cost information is not required for participant-directed investments, and therefore, is not included